Company financial information - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Basel I	Feb. 11, 2013 Internal Revenue Service (IRS) Subsequent Event	Dec. 31, 2012 Bank Subsidiaries	Dec. 31, 2011 Bank Subsidiaries	Dec. 31, 2010 Bank Subsidiaries	Feb. 11, 2013 Bank Subsidiaries Internal Revenue Service (IRS) Subsequent Event	Dec. 31, 2012 Credit Extensions To Affiliates	Dec. 31, 2012 Credit Extensions In Aggregate To BNY And All Affiliates	Dec. 31, 2012 Nonbank Subsidiaries
Ability to pay dividends by certain of bank subsidiaries to the parent without the need for a regulatory waiver						$ 2,700,000,000
Expected tax charge to be recorded during the first quarter of 2013 due to adverse decision from the U.S. Tax Court					850,000,000				850,000,000
Ability to pay dividends by certain of bank subsidiaries to the parent without the need for a regulatory waiver, after impact of charge related to STARS						1,900,000,000
Liquid assets												1,400,000,000
Dividends declared						679,000,000	156,000,000	239,000,000
Dividend payout ratio when exceeded will receive close Fed scrutiny	30.00%
Minimum Ratio for Leverage to be Well Capitalized				5.00%
Extensions of credit by the banks percentage of such bank's regulatory capital										10.00%	20.00%
Collateral for extensions of credit, percentage of amount of credit limit		100.00%	130.00%
Required average Federal Reserve balance, under the Federal Reserve Act						$ 5,400,000,000	$ 4,300,000,000